Operating expenses - Selling, General and Administrative, Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Expenses [Line Items]
Advisory fees		€ 1.4
Janssen
Disclosure Of Operating Expenses [Line Items]
Legal fees		0.5
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase (decrease) in rent, fees, and other expenses	€ 0.1	€ 1.8
Increase (decrease) in rent, fees, and other expenses, percentage	(1.00%)	18.40%